Pension Plans and Similar Obligations - Future Benefit Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	10 years	11 years
Future benefit payments from defined benefit plans	€ 2,404	€ 2,289
Percentage of payments due over five years	76.00%	77.00%
Percentage of payments related to domestic plans	61.00%	62.00%